June 30, 2004
Prospectus
First American Investment Funds, Inc.
ASSET CLASS ~ Stock Funds

Stock Funds Class R Shares	Balanced Fund
Equity Income Fund
Large Cap Growth Opportunities Fund
Large Cap Select Fund
Large Cap Value Fund
Mid Cap Growth Opportunities Fund
Mid Cap Value Fund
Small Cap Growth Opportunities Fund
Small Cap Select Fund
Small Cap Value Fund
Real Estate Securities Fund
International Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summaries

Balanced Fund

Equity Income Fund

Large Cap Growth Opportunities Fund

Large Cap Select Fund

Large Cap Value Fund

Mid Cap Growth Opportunities Fund

Mid Cap Value Fund

Small Cap Growth Opportunities Fund

Small Cap Select Fund

Small Cap Value Fund

Real Estate Securities Fund

International Fund

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Funds

Financial Highlights

For More Information

Fund Summaries

Introduction

This section of the prospectus describes the objectives of the First American Stock Funds, summarizes the main investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Balanced FUND

Objective

Balanced Fund’s objective is to maximize total return (capital appreciation plus income).

Main Investment Strategies

Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund’s asset mix is likely to average approximately 60% equity securities and 40% debt securities. Under normal market conditions, the equity securities portion of the fund’s portfolio will be invested primarily (at least 80% of the net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, mid-capitalization companies, and small-capitalization companies. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offers market opportunity.

In selecting value stocks, the fund’s advisor invests in securities that it believes:

  are undervalued relative to other securities in the same industry or market, exhibit good or improving fundamentals,
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one or two years.

In selecting growth stocks, the fund’s advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings,
  strong competitive position,
  strong management,
  sound financial condition.

Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Under normal market conditions, the debt securities portion of the fund’s portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage- and asset-backed securities; and corporate debt obligations. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return. The fund will invest mainly in corporate debt obligations that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, up to 10% of the total assets in the debt portion of the fund’s portfolio may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as “high-yi eld” securities or “junk bonds”). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality.

In selecting debt securities for the fund, the advisor uses a “top-down” approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks, growth stocks, and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Interest Rate Risk.   Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in “More About The Funds — Investment Strategies”.

Income Risk.   The fund’s income could decline due to falling market interest rates.

Credit Risk.   An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk.   During periods of falling interest rates, a bond issuer may “call” — or repay — its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Risks of Mortgage- and Asset-Backed Securities.   Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

Risks of Dollar Roll Transactions.   The use of mortgage dollar rolls could increase the volatility of the fund’s share price. It could also diminish the fund’s investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Balanced FUND continued

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table compares the fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark indices, which are broad measures of market performance. The performance information reflects fund expenses; the benchmarks are unmanaged, have no expenses, and are unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to the date of this prospectus, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–8.60%	–12.15%	18.22%

2001	2002	2003

Best Quarter: Quarter ended	June 30, 2003	9.71%
Worst Quarter: Quarter ended	September 30, 2001	(10.02)%

The fund’s year-to-date return as of 3/31/04 (not annualized) was 1.81%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03[1]	Inception Date	One Year	Since Inception

Balanced Fund

Class R (return before taxes)	11/27/00	18.22%	(1.32)%

Class R (return after taxes on distributions)		17.52%	(2.06)%

Class R (return after taxes on distributions and sale of fund shares)		11.80%	(1.58)%

Russell 3000 Index[2] (reflects no deduction for fees, expenses, or taxes)		31.06%	(2.47)%

Lehman Aggregate Bond Index[3] (reflects no deduction for fees, expenses, or taxes)		4.10%	8.00%

1On 9/24/01, First American Balanced Fund combined with Firstar Balanced Growth Fund and Firstar Balanced Income Fund. Performance history prior to 9/24/01 represents that of Firstar Balanced Growth Fund.

2An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 11/30/00.

3An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. The since inception performance of the index is calculated from 11/30/00.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Balanced FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.33%
Total Annual Fund Operating Expenses	1.63%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.30%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$166
3 years	$514
5 years	$887
10 years	$1,933

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Equity Income FUND

Objective

Equity Income Fund’s objective is long-term growth of capital and income.

Main Investment Strategies

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund’s investment advisor believes are characterized by:

  the ability to pay above average dividends.
  the ability to finance expected growth.
  strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund’s equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities’ conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The main risks of investing in Equity Income Fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

Interest Rate Risk.   Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Credit Risk.   An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Risks of Non-Investment Grade Securities.   The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called “high-yield” securities or “junk bonds,” generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table compares the fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to the date of this prospectus, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Equity Income FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

–18.13%	26.39%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	16.78%
Worst Quarter: Quarter ended	September 30, 2002	(16.75)%

The fund’s year-to-date return as of 3/31/04 (not annualized) was 1.40%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Equity Income Fund

Class R (return before taxes)	9/24/01	26.39%	6.30%

Class R (return after taxes on distributions)		25.58%	5.56%

Class R (return after taxes on distributions and sale of fund shares)		17.09%	4.90%

Custom Benchmark — Standard & Poor’s 500 Dividend Only Stocks[1] (reflects no deduction for fees, expenses, or taxes)		25.33%	4.29%

Standard & Poor’s 500 Composite Index[2] (reflects no deduction for fees, expenses, or taxes)		28.68%	4.73%

1The S&P 500 Dividend Only Stocks custom benchmark is composed of companies in the S&P 500 Index that have an indicated annual dividend. The since inception performance of the index is calculated from 9/30/01.

2An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.30%
Total Annual Fund Operating Expenses	1.60%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.40%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$163
3 years	$505
5 years	$871
10 years	$1,900

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Large Cap Growth Opportunities FUND

Objective

Large Cap Growth Opportunities Fund’s objective is long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Large Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $670 million to $311.2 billion as of March 31, 2004, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in U.S. domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table compares the fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to the date of this prospectus, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Large Cap Growth Opportunities FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–22.40%	–25.28%	23.91%

2001	2002	2003

Best Quarter: Quarter ended	June 30, 2003	12.53%
Worst Quarter: Quarter ended	September 30, 2001	(17.50)%

The fund’s year-to-date return as of 3/31/04 (not annualized) was 2.19%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03[1]	Inception Date	One Year	Since Inception

Large Cap Growth Opportunities Fund

Class R (return before taxes)	11/27/00	23.91%	(10.52)%

Class R (return after taxes on distributions)		23.86%	(10.58)%

Class R (return after taxes on distributions and sale of fund shares)		15.54%	(8.81)%

Russell 1000 Growth Index[2] (reflects no deduction for fees, expenses, or taxes)		29.75%	(10.06)%

1On 9/24/01, the fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund.

2The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 11/30/00.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Large Cap Growth Opportunities FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.29%
Total Annual Fund Operating Expenses	1.59%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.40%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$162
3 years	$502
5 years	$866
10 years	$1,889

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Large Cap Select FUND

Objective

Large Cap Select Fund’s objective is capital appreciation.

Main Investment Strategies

Under normal market conditions, Large Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the S&P 500 Index. The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $921 million to $311.2 billion as of March 31, 2004, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offers market opportunity.

In selecting value stocks, the fund’s advisor invests in securities that it believes:

  are undervalued relative to other securities in the same industry or market, exhibit good or improving fundamentals,
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one or two years.

In selecting growth stocks, the fund’s advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings,
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on the United States stock exchange or represented by American Depository Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

Because Large Cap Select Fund shares have not been offered for a full calendar year, no performance information is presented for these shares.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Large Cap Select FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.34%
Total Annual Fund Operating Expenses	1.64%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.40%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$167
3 years	$517
5 years	$892
10 years	$1,944

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Large Cap Value FUND

Objective

Large Cap Value Fund’s primary objective is capital appreciation. Current income is a secondary objective of the fund.

Main Investment Strategies

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $670 million to $311.2 billion as of March 31, 2004, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The main risks of investing in Large Cap Value Fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table compares the fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to the date of this prospectus, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Large Cap Value FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

–20.99%	25.53%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	14.95%
Worst Quarter: Quarter ended	September 30, 2002	(18.82)%

The fund’s year-to-date return as of 3/31/04 (not annualized) was 1.84%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Large Cap Value Fund

Class R (return before taxes)	9/24/01	25.53%	5.59%

Class R (return after taxes on distributions)		25.01%	5.16%

Class R (return after taxes on distributions and sale of fund shares)		16.55%	4.50%

Russell 1000 Value Index[1] (reflects no deduction for fees, expenses, or taxes)		30.03%	7.61%

1An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 9/30/01.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.30%
Total Annual Fund Operating Expenses	1.60%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.40%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$163
3 years	$505
5 years	$871
10 years	$1,900

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Mid Cap Growth Opportunities FUND

Objective

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of March 31, 2004, market capitalizations of companies in the Russell Midcap Index ranged from approximately $670 million to $18.2 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks.   While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of Initial Public Offerings (IPOs).   Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table compares the fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to the date of this prospectus, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Mid Cap Growth Opportunities FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–3.68%	–15.44%	33.14%

2001	2002	2003

Best Quarter: Quarter ended	December 31, 2001	18.56%
Worst Quarter: Quarter ended	September 30, 2001	(19.90)%

The fund’s year-to-date return as of 3/31/04 (not annualized) was 6.12%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03[1]	Inception Date	One Year	Since Inception

Mid Cap Growth Opportunities Fund

Class R (return before taxes)	12/11/00	33.14%	1.80%

Class R (return after taxes on distributions)		32.16%	1.56%

Class R (return after taxes on distributions and sale of fund shares)		21.90%	1.43%

Russell Midcap Growth Index[2] (reflects no deduction for fees, expenses, or taxes)		42.71%	(6.13)%

Standard & Poor’s MidCap 400 Index[3] (reflects no deduction for fees, expenses, or taxes)		35.62%	4.84%

1On 9/24/01, the fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MidCap Core Equity Fund.

2An unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Standard & Poor’s MidCap 400 Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison, because its composition better matches the fund’s investment objective and strategies. The since inception performance of the index is calculated from 12/31/00.

3An unmanaged, capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market. The since inception performance of the index is calculated from 12/31/00.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Mid Cap Growth Opportunities FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.30%
Total Annual Fund Operating Expenses	1.65%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.45%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$168
3 years	$520
5 years	$897
10 years	$1,955

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Mid Cap Value FUND

Objective

Mid Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of March 31, 2004, market capitalizations of companies in the Russell Midcap Index ranged from approximately $670 million to $18.2 billion.

In selecting stocks, the fund’s advisor invests in securities it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of a fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States or domestic securities.

Main Risks

The main risks of investing in Mid Cap Value Fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks.   While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table compares the fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to the date of this prospectus, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Mid Cap Value FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

–9.28%	33.70%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	14.98%
Worst Quarter: Quarter ended	September 30, 2002	(16.51)%

The fund’s year-to-date return as of 3/31/04 (not annualized) was 5.83%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Mid Cap Value Fund

Class R (return before taxes)	9/24/01	33.70%	16.52%

Class R (return after taxes on distributions)		33.38%	16.19%

Class R (return after taxes on distributions and sale of fund shares)		21.87%	14.01%

Russell Midcap Value Index[1] (reflects no deduction for fees, expenses, or taxes)		38.07%	16.04%

1An unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The since inception performance of the index is calculated from 9/30/01.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.30%
Total Annual Fund Operating Expenses	1.65%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.45%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$168
3 years	$520
5 years	$897
10 years	$1,955

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Small Cap Growth Opportunities FUND

Objective

Small Cap Growth Opportunities Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. Companies based on total market capitalization). As of March 31, 2004, market capitalizations of companies in the Russell 2000 Index ranged from approximately $32 million to $2.8 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

The fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the fund’s total assets at the time of any short sale. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks.   Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs).   Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risk of Selling Securities Short.   If the fund does not own a security sold short, the fund will lose money if the security sold short increases in price between the date of the sale and the date on which the fund “closes out” the short position (by acquiring the security in the open market). The fund’s risk of loss also increases if the fund is not able to “close out” the short position at any particular time or at an acceptable price.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Other Information

As a result of an internal review, the advisor uncovered an action involving potentially improper trading of a portfolio security held in the First American Small Cap Growth Opportunities Fund. The advisor engaged an outside law firm to conduct a review of these trades, and, as a result of this review, the law firm concluded that no employee of the advisor violated the applicable securities laws. The advisor has voluntarily reported this to the fund’s board of directors and to the Securities and Exchange Commission (SEC). The SEC has begun an informal inquiry into this matter, and the advisor is cooperating fully with the SEC in its inquiry.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Small Cap Growth Opportunities FUND continued

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table compares the fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to the date of this prospectus, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

5.15%	–25.78%	59.03%

2001	2002	2003

Best Quarter: Quarter ended	June 30, 2003	34.02%
Worst Quarter: Quarter ended	September 30, 2001	(25.43)%

The fund’s year-to-date return as of 3/31/04 (not annualized) was 4.07%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03[1]	Inception Date	One Year	Since Inception

Small Cap Growth Opportunities Fund

Class R (return before taxes)	12/11/00	59.03%	7.92%

Class R (return after taxes on distributions)		58.90%	7.87%

Class R (return after taxes on distributions and sale of fund shares)		38.53%	6.79%

Russell 2000 Growth Index[2] (reflects no deduction for fees, expenses, or taxes)		48.54%	(2.03)%

1On 12/12/02, the fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. On 9/24/01, the fund became the successor by merger to the Firstar MicroCap Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund.

2 An unmanaged index that measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The since inception performance of the index is calculated from 12/31/00.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Small Cap Growth Opportunities FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	1.40%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.32%
Total Annual Fund Operating Expenses	2.37%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 2.18%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$240
3 years	$739
5 years	$1,265
10 years	$2,706

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Small Cap Select FUND

Objective

Small Cap Select Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of March 31, 2004, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $63 million to $3 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

Risks of Small-Cap Stocks.   Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs).   Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table compares the fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to the date of this prospectus, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Small Cap Select FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

16.90%	10.61%	20.50%	–8.02%	16.75%	19.63%	12.36%	–18.00%	44.22%

1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2001	27.42%
Worst Quarter: Quarter ended	September 30, 1998	(24.96)%

The fund’s year-to-date return as of 3/31/04 (not annualized) was 5.10%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03[1]	Inception Date	One Year	Five Years	Since Inception

Small Cap Select Fund

Class R (return before taxes)	1/3/94	44.22%	13.16%	10.51%

Class R (return after taxes on distributions)		41.26%	11.09%	8.17%

Class R (return after taxes on distributions and sale of fund shares)		28.99%	10.47%	7.81%

Standard & Poor’s SmallCap 600 Index[2] (reflects no deduction for fees, expenses, or taxes)		38.79%	9.67%	11.27%

1On 9/24/01, the fund became the successor by merger to the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

2An unmanaged, capitalization-weighted index that measures the performance of selected U.S. stocks with small market capitalizations. The since inception performance of the index is calculated from 1/31/94.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.30%
Total Annual Fund Operating Expenses	1.65%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.46%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$168
3 years	$520
5 years	$897
10 years	$1,955

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Small Cap Value FUND

Objective

Small Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of March 31, 2004, market capitalizations of companies in the Russell 2000 Index ranged from approximately $32 million to $2.8 billion.

In selecting stocks, the fund’s advisor invests in securities it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States or domestic securities.

Main Risks

The main risks of investing in Small Cap Value Fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks.   Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table compares the fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to the date of this prospectus, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Small Cap Value FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

–14.40%	43.04%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	18.76%
Worst Quarter: Quarter ended	September 30, 2002	(20.03)%

The fund’s year-to-date return as of 3/31/04 (not annualized) was 5.51%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Small Cap Value Fund

Class R (return before taxes)	9/24/01	43.04%	19.23%

Class R (return after taxes on distributions)		41.86%	17.13%

Class R (return after taxes on distributions and sale of fund shares)		28.64%	15.64%

Russell 2000 Value Index[1] (reflects no deduction for fees, expenses, or taxes)		46.03%	20.09%

1An unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The since inception performance of the index is calculated from 9/30/01.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.30%
Total Annual Fund Operating Expenses	1.65%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.48%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$168
3 years	$520
5 years	$897
10 years	$1,955

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Real Estate Securities FUND

Objective

Real Estate Securities Fund’s objective is to provide above average current income and long-term capital appreciation.

Main Investment Strategies

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund’s total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

  equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
  mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
  hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Main Risks

The main risks of investing in Real Estate Securities Fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

Risks of the Real Estate Industry.   Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future.

Risks of Real Estate Investment Trusts (REITs).   There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

Risks of Non-Diversification.   The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund’s assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund’s portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table compares the fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to the date of this prospectus, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

Real Estate Securities FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

7.11%	37.28%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	10.89%
Worst Quarter: Quarter ended	September 30, 2002	(7.34)%

The fund’s year-to-date return as of 3/31/04 (not annualized) was 11.88%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Real Estate Securities Fund

Class R (return before taxes)	9/24/01	37.28%	23.23%

Class R (return after taxes on distributions)		34.44%	20.31%

Class R (return after taxes on distributions and sale of fund shares)		24.67%	18.29%

Morgan Stanley REIT Index[1] (reflects no deduction for fees, expenses, or taxes)		36.74%	19.29%

1An unmanaged index of the most actively traded real estate investment trusts. The since inception performance for the index is calculated from 9/30/01.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.33%
Total Annual Fund Operating Expenses	1.68%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.48%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$171
3 years	$530
5 years	$913
10 years	$1,987

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

International FUND

Objective

International Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

  that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies’ balance sheets, market share, and strength of management.

Up to 15% of the fund’s total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for a rapid economic growth.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Main Risks

The main risks of investing in International Fund include:

Risks of Equity Securities.   Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

Risks of International Investing.   International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor’s ability to invest substantial portions of the fund’s assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Risks of Emerging Markets.   The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Risks of Smaller-Capitalization Companies.   Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

Risks of Foreign Currency Hedging Transactions.   If the sub-advisor’s forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund’s hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table compares the fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to the date of this prospectus, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus –	First American Stock Funds Class R Shares

Fund Summaries

International FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

9.20%	10.00%	4.70%	17.45%	50.47%	–15.66%	–23.45%	–19.31%	36.19%

1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1999	27.46%
Worst Quarter: Quarter ended	September 30, 2002	(19.23)%

The fund’s year-to-date return as of 3/31/04 (not annualized) was 2.02%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03[1]	Inception Date	One Year	Five Years	Since Inception

International Fund

Class R (return before taxes)	4/24/94	36.19%	1.32%	4.88%

Class R (return after taxes on distributions)		35.95%	0.01%	3.61%

Class R (return after taxes on distributions and sale of fund shares)		23.52%	0.54%	3.55%

Morgan Stanley Capital International Europe, Australasia, Far East Index[2] (reflects no deduction for fees, expenses, or taxes)		39.17%	0.26%	4.12%

1On 7/1/01, Clay Finlay Inc. was hired as sub-advisor to manage the fund’s assets. On 9/24/01, the First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, both sub-advised by Clay Finlay Inc. Performance history prior to 9/24/01 represents that of the Firstar International Growth Fund.

2An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East. The since inception performance of the index is calculated from 4/30/94.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year, restated to reflect current fees.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	1.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.15%
Miscellaneous	0.30%
Total Annual Fund Operating Expenses	2.05%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.85%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$208
3 years	$643
5 years	$1,103
10 years	$2,379

Prospectus –	First American Stock Funds Class R Shares

Policies and Services

Buying and Selling Shares

Multiple Class Information

The funds offer five different share classes. This prospectus offers Class R shares. Class A, Class B, Class C, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

Class A Shares.   Class A shares have:

  a front-end sales charge determined by the amount of your purchase.
  annual shareholder servicing (12b-1) fees of 0.25%.
  reduced sales charges for larger purchases.

Class B Shares.   Class B shares have:

  no front-end sales charge.
  a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.
  annual distribution and shareholder servicing (12b-1) fees of 1.00%.
  automatic conversion to Class A shares eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

Class C Shares.   Class C shares have:

  a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 12 months of purchase.
  annual distribution and shareholder servicing (12b-1) fees of 1.00%.

Class R Shares.   Class R shares:

  are available to certain tax-deferred retirement plans (including 401(k) and other profit sharing plans, money purchase pension plans, and defined benefit plans).
  are held in a plan level or omnibus account with the transfer agent.
  do not have a front-end sales charge or a deferred sales charge.
  have annual distribution (12b-1) fees of 0.50%.
  have an annual shareholder servicing fee of 0.15%.

Class Y Shares.   Class Y shares:

  are sold through banks and other financial institutions that have entered into sales agreements with the funds’ distributor.
  are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.
  are held in an omnibus account with the transfer agent.
  do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds’ board of directors.

International Fund will hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of International Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

Monitoring Short-Term Trading

Some investors attempt to profit through short-term trading, or purchasing and redeeming a fund’s shares within a short time period. Frequent short-term trading may hurt the long-term performance of a fund by disrupting portfolio management strategies and increasing fund expenses. If the advisor believes that a shareholder has engaged in frequent short-term trading, it may refuse to process the shareholder’s purchase request and/or limit or cancel the shareholder’s exchange privileges (in addition to the four exchange limit described under “Buying and Selling Shares — How to Exchange Shares”).

Although the advisor will attempt to monitor for short-term trading that could be detrimental to the funds and their shareholders, you should understand that this monitoring will not eliminate the possibility that frequent short-term trading in the funds may occur. For example, the ability of the advisor to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and approved fee-based program accounts is

Prospectus –	First American Stock Funds Class R Shares

Policies and Services

Buying and Selling Shares continued

significantly limited when the underlying shareholder accounts are not maintained by the advisor.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

Class R shares are available to certain tax-deferred retirement plans (including 401(k) and other profit sharing plans, money purchase pension plans, and defined benefit plans), to be held in plan level or omnibus accounts. Class R shares are not available to non-retirement accounts, 403(b) plans, 457 plans, stock bonus plans, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA). Eligible retirement plans generally may open an account and purchase Class R shares by contacting any investment firm or plan administrator authorized to sell the funds’ shares. Participants in retirement plans generally must contact the plan’s administrator to purchase, sell or exchange shares. Shares may be purchased or sold on any day when the New York Stock Exchange is open.

Share purchases by eligible retirement plans must be made by wire transfer. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

Purchase orders and redemption requests from a retirement plan or participant in the plan must be received by the investment firm or plan administrator by the time specified by that institution to be assured same day processing. In order for shares to be purchased at that day’s price, the funds must receive the purchase order from the investment firm or plan administrator by 3:00 p.m. Central time. In order for shares to be sold at that day’s price, the funds must receive the redemption request from the investment firm or plan administrator by 3:00 p.m. Central time. It is the responsibility of the investment firm or plan administrator to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive a redemption request by 3:00 p.m. Central time, payment of the redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund’s portfolio, rather than paying cash. See “Redemption In Kind” on the following page.

12b-1 Fees

The funds have adopted a plan under Rule 12b-1 of the Investment Company Act that allows each fund to pay the fund’s distributor an annual fee equal to 0.50% of the fund’s average daily net assets attributable to Class R shares for the distribution and sale of its Class R shares. The funds’ distributor uses the fee to pay commissions to investment firms and plan administrators that sell fund shares.

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan

The funds have also adopted a non-12b-1 shareholder servicing plan and agreement. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.15% of the fund’s average daily net assets attributable to Class R shares for providing or arranging for the provision of shareholder services to plans or plan participants holding Class R shares. No distribution-related services are provided under this plan and agreement. U.S. Bancorp Asset Management is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

The adviser or the distributor may pay additional fees to investment firms and plan administrators out of their own assets in exchange for sales and/or administrative services performed on behalf of the investment firm’s or plan administrator’s customers.

How to Exchange Shares

If you are a plan participant and your investment goals or your financial needs change, you may exchange your shares for Class R shares of another First American fund offered through your retirement plan. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares.

To exchange your shares, call your plan administrator. In order for your shares to be exchanged the same day, you must call your plan administrator by the time specified by the administrator

Prospectus –	First American Stock Funds Class R Shares

Policies and Services

Buying and Selling Shares continued

and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your plan administrator to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies, or the funds offered through your retirement plan may change, at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

Redemption In Kind

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund’s net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.

Prospectus –	First American Stock Funds Class R Shares

Policies and Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in shareholder accounts are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account, such as retirement plan participants.

Dividends and Distributions

Dividends from net investment income are declared and paid monthly for Balanced Fund, Equity Income Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, and Mid Cap Value Fund, and quarterly for Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, and Real Estate Securities Fund. For International Fund, dividends from net investment income, if any, are declared and paid annually. For each of the funds, any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund’s share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you “buy the dividend.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made by contacting your plan administrator.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions.   Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in a retirement plan or other tax-advantaged account).

Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends paid from the net investment income of each fund are either taxable as ordinary income or may constitute “qualified dividends” taxable at the same rates as long-term capital gains (currently, subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes “qualified dividends.” Distributions of a fund’s long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Small Cap Value Fund are expected to consist primarily of capital gains. Distributions for Real Estate Securities Fund are expected to consist primarily of ordinary income. It is not expected that a significant portion of the dividends paid by Real Estate Securities Fund will constitute “qualified dividends.”

Taxes on Transactions.   The sale of fund shares, or the exchange of one fund’s shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Foreign Tax Credits.   International Fund may be required to pay withholding and other taxes imposed by foreign countries. If International Fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If International Fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the funds’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2004, U.S. Bancorp Asset Management and its affiliates had more than $122 billion in assets under management, including investment company assets of more than $57 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Advisory fee as a % of average daily net assets

Balanced Fund	0.47%
Equity Income Fund	0.60%
Large Cap Growth Opportunities Fund	0.60%
Large Cap Select Fund	0.56%
Large Cap Value Fund	0.60%
Mid Cap Growth Opportunities Fund	0.65%
Mid Cap Value Fund	0.64%
Small Cap Growth Opportunities Fund	1.36%
Small Cap Select Fund	0.66%
Small Cap Value Fund	0.68%
Real Estate Securities Fund	0.65%
International Fund	1.05%

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Sub-Advisor

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund’s assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund’s investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay’s only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of March 31, 2004, Clay Finlay had more than $7.6 billion in assets under management.

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

Management continued

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives distribution fees, and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

Securities Lending Services.   In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 25% of the funds’ income from these securities lending transactions. The funds also pay an administrative fee equal to 0.025% based on total securities on loan.

Shareholder Servicing Fees.    Each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.15% of the fund’s average daily net assets attributable to Class R shares for providing or arranging for the provision of shareholder services to the holders of its Class R shares.

Portfolio Management

International Fund is managed by a team of persons associated with Clay Finlay. Each of the other funds is managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

More About The Funds

Objectives

The funds’ objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ main investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Temporary Investments.   In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds’ advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

Effective Duration.   Balanced Fund normally attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security’s effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds w ith prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.

Effective Maturity.   Balanced Fund normally attempts to maintain a weighted average effective maturity for the debt securities in its portfolio of 15 years or less. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

Portfolio Turnover.   Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The “Financial Highlights” section of this prospectus shows each fund’s historical portfolio turnover rate.

Risks

The main risks of investing in the funds are summarized in the “Fund Summaries” section. More information about fund risks is presented below.

Market Risk.   All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

Sector Risk.   The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

Because Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

Company Risk.   Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

More About The Funds continued

Risks of Small-Cap Stocks.   Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. The foregoing risks are even greater for stocks of micro-cap companies.

Risks of Mid-Cap Stocks.   While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risks of Initial Public Offerings (IPOs).   Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Risks of Real Estate Investment Trusts (REITs).   Real Estate Securities Fund invests a majority of its assets in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.

By investing in REITS indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of some of the REITs in which the fund invests.

Risks of International Investing.   International Fund invests primarily in equity securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:

Currency Risk.   Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

Political and Economic Risks.   International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.

Foreign Tax Risk.   International Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the Statement of Additional Information for details.

Risk of Investment Restrictions.   Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Foreign Securities Market Risk.   Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the

Prospectus –	First American Stock Funds Class R Shares

Additional Information

More About The Funds continued

United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Information Risk.   Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

Risks of Smaller-Capitalization Companies.   The securities of smaller-capitalization companies involve substantial risk. Smaller- capitalization companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of smaller- capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Security Risk.   Each fund, other than International Fund and Real Estate Securities Fund, may invest up to 25% of its total assets (25% of the equity portion of its portfolio for Balanced Fund) in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Balanced Fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individ ual foreign economies may differ favorably or unfavorably from the U.S. economy.

Risks of Active Management.   Each fund is actively managed and its performance therefore will reflect in part the advisor’s ability, and the sub-advisor’s ability for the International Fund, to make investment decisions which are suited to achieving the fund’s investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Risks of Securities Lending.   When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds’ advisor has determined are creditworthy under guidelines established by the funds’ board of directors.

Risks of Derivative Instruments.   The use of derivative instruments, such as options, futures contracts, and options on futures contracts, exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund’s initial investment in that instrument; and, particularly, in the case of privately negotiated instrume nts, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor’s judgment proves incorrect, the fund’s performance could be worse than if it had not used these instruments.

Interest Rate Risk.   Debt securities in Balanced Fund and Equity Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

Credit Risk.   Balanced Fund and Equity Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond’s liquidity and make it more difficult for the fund to sell.

Balanced Fund attempts to minimize credit risk by investing mainly in securities considered at least investment grade at the time of purchase. However, up to 10% of the total assets in the debt portion of Balanced Fund’s portfolio may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). Balanced Fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. All of Balanced Fund’s debt obligations, especially high-yield securities and securities in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. High-yield securities generally have more volatile prices, carry m ore risk to principal and may be more

Prospectus –	First American Stock Funds Class R Shares

Additional Information

More About The Funds continued

susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary market for high-yield securities may be less liquid. When Balanced Fund purchases unrated securities, it will depend on the advisor’s analysis of credit risk without the assessment of an independent rating organization, such as Moody’s or S&P.

As discussed in the “Fund Summaries” section, Equity Income Fund invests in convertible debt securities that are rated below investment grade and are therefore subject to additional credit risk.

Call Risk.   Balanced Fund’s investments in debt securities is subject to call risk. Many corporate bonds may be redeemed at the option of the issuer, or “called,” before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Extension Risk.   Mortgage-backed securities in which Balanced Fund may invest are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities in which Balanced Fund may invest are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

Prepayment Risk.   Mortgage- and asset-backed securities in which Balanced Fund may invest also are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

Risks of Dollar Roll Transactions.   In a dollar roll transaction, Balanced Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor’s ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund’s assets that are subject to market risk, which could increase the volatility of the price of the fund’s shares.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

Financial Highlights

Financial Highlights

The tables that follow present performance information about the Class R shares of each fund. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The Class R shares of the funds were designated Class S shares prior to the date of this prospectus. Thus, financial highlights for each fund currently consist of only the historical financial highlights for the Class S shares, which had lower fees and expenses than the Class R shares.

The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar Balanced Growth Fund were exchanged for Class S shares of the First American Balanced Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Balanced Fund and Firstar Balanced Growth Fund. Firstar Balanced Growth Fund is the accounting survivor.

The financial highlights for the Large Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar Large Cap Core Equity Fund were exchanged for Class S shares of the First American Large Cap Growth Opportunities Fund.

The financial highlights for the Mid Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar MidCap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar MidCap Core Equity Fund were exchanged for Class S shares of the First American Mid Cap Growth Opportunities Fund.

The financial highlights for the Small Cap Select Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Select Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar Small Cap Core Equity Fund were exchanged for Class S shares of the First American Small Cap Select Fund.

The financial highlights for the Small Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar MicroCap Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar MicroCap Fund were exchanged for Class S shares of the First American Small Cap Growth Opportunities Fund.

The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar International Growth Fund were exchanged for Class S shares of the First American International Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar International Growth Fund. Firstar International Growth Fund is the accounting survivor.

The information for Balanced Fund, Equity Income Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Small Cap Growth Opportunities Fund, Small Cap Value Fund, and Real Estate Securities Fund, other than the information for the six months ended March 31, 2004, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

The information for Small Cap Select Fund and International Fund for the fiscal periods ended September 30, 2003, September 30, 2002, and September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request. The information for Small Cap Select Fund and International Fund for the fiscal periods ended on or before October 31, 2000, has been audited by other auditors.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

Financial Highlights continued

Balanced Fund

	Six months ended March 31, 2004 (unaudited)[1,2]	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[2,3]
		2003	2002[2]
Per Share Data
Net Asset Value, Beginning of Period	$9.49	$8.39	$9.50	$11.27

Investment Operations:
Net Investment Income	0.08	0.15	0.20	0.18
Realized and Unrealized Gains (Losses) on Investments	0.83	1.10	(1.12)	(1.74)

Total From Investment Operations	0.91	1.25	(0.92)	(1.56)

Less Distributions:
Dividends (from net investment income)	(0.08)	(0.15)	(0.19)	(0.21)

Total Distributions	(0.08)	(0.15)	(0.19)	(0.21)

Net Asset Value, End of Period	$10.32	$9.49	$8.39	$9.50

Total Return[4]	9.61%	15.08%	(9.90)%	(14.03)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$18,902	$23,844	$36,194	$39,527
Ratio of Expenses to Average Net Assets	1.05%	1.05%	1.05%	1.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.51%	1.76%	2.07%	1.94%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.20%	1.23%	1.23%	1.28%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	1.36%	1.58%	1.89%	1.88%
Portfolio Turnover Rate	60%	156%	79%	54%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Per share data calculated using average shares outstanding method.

3Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

4Total return would have been lower had certain expenses not been waived.

Equity Income Fund

	Six months ended March 31, 2004 (unaudited)[1,2]	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[2,3]
		2003[2]	2002[2]
Per Share Data
Net Asset Value, Beginning of Period	$11.56	$9.57	$12.12	$11.57

Investment Operations:
Net Investment Income (Loss)	0.10	0.19	0.15	0.01
Realized and Unrealized Gains (Losses) on Investments	1.32	1.99	(2.47)	0.54

Total From Investment Operations	1.42	2.18	(2.32)	0.55

Less Distributions:
Dividends (from net investment income)	(0.12)	(0.19)	(0.19)	—
Distributions (from net realized gains)	—	—	(0.04)	—

Total Distributions	(0.12)	(0.19)	(0.23)	—

Net Asset Value, End of Period	$12.86	$11.56	$9.57	$12.12

Total Return[4]	12.32%	22.91%	(19.47)%	4.75%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$9,416	$17,170	$36,522	$328
Ratio of Expenses to Average Net Assets	1.15%	1.15%	1.15%	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.54%	1.80%	1.34%	4.08%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.19%	1.20%	1.20%	1.42%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	1.50%	1.75%	1.29%	3.89%
Portfolio Turnover Rate	5%	43%	38%	33%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Per share data calculated using average shares outstanding method.

3Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

4Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

Financial Highlights continued

Large Cap Growth Opportunities Fund

	Six months ended March 31, 2004 (unaudited)[1,2]	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[2,3]
		2003[2]	2002[2]
Per Share Data
Net Asset Value, Beginning of Period	$22.85	$19.17	$24.45	$35.53

Investment Operations:
Net Investment Income (Loss)	(0.01)	—	—	(0.01)
Realized and Unrealized Gains (Losses) on Investments	2.83	3.73	(5.23)	(11.07)

Total From Investment Operations	2.82	3.73	(5.23)	(11.08)

Less Distributions:
Dividends (from net investment income)	(0.01)	(0.05)	(0.05)	—

Total Distributions	(0.01)	(0.05)	(0.05)	—

Net Asset Value, End of Period	$25.66	$22.85	$19.17	$24.45

Total Return[4]	12.34%	19.51%	(21.45)%	(31.16)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$5,756	$15,890	$2,376	$2,802
Ratio of Expenses to Average Net Assets	1.15%	1.15%	1.15%	1.18%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.08)%	(0.01)%	—	(0.03)%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.19%	1.19%	1.22%	1.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	(0.12)%	(0.05)%	(0.07)%	(0.07)%
Portfolio Turnover Rate	60%	83%	43%	40%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Per share data calculated using average shares outstanding method.

3Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

4Total return would have been lower had certain expenses not been waived.

Large Cap Select Fund

	Six months ended March 31, 2004 (unaudited)[1,3]	Fiscal period ended September 30, 2003[2,3]

Per Share Data
Net Asset Value, Beginning of Period	$11.44	$10.00

Investment Operations:
Net Investment Income	0.02	0.03
Realized and Unrealized Gains (Losses) on Investments	1.35	1.44

Total From Investment Operations	1.37	1.47

Less Distributions:
Dividends (from net investment income)	(0.02)	(0.03)
Distributions (from net realized gains)	(0.11)	—

Total Distributions	(0.13)	(0.03)

Net Asset Value, End of Period	$12.68	$11.44

Total Return[4]	12.10%	14.76%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1	$1
Ratio of Expenses to Average Net Assets	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.31%	0.39%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.18%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	0.28%	0.30%
Portfolio Turnover Rate	49%	65%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Commenced operations on January 31, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.

3Per share data calculated using average shares outstanding method.

4Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

Financial Highlights continued

Large Cap Value Fund

	Six months ended March 31, 2004 (unaudited)[1,2]	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[2,3]
		2003[2]	2002[2]

Per Share Data
Net Asset Value, Beginning of Period	$14.96	$12.77	$15.97	$15.32

Investment Operations:
Net Investment Income (Loss)	0.08	0.18	0.13	—
Realized and Unrealized Gains (Losses) on Investments	2.23	2.19	(3.18)	0.65

Total From Investment Operations	2.31	2.37	(3.05)	0.65

Less Distributions:
Dividends (from net investment income)	(0.08)	(0.18)	(0.15)	—

Total Distributions	(0.08)	(0.18)	(0.15)	—

Net Asset Value, End of Period	$17.19	$14.96	$12.77	$15.97

Total Return[4]	15.43%	18.63%	(19.36)%	4.24%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$9,131	$23,845	$24,129	$—
Ratio of Expenses to Average Net Assets	1.15%	1.15%	1.15%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	0.99%	1.30%	0.90%	—
Ratio of Expenses to Average Net Assets (excluding waivers)	1.19%	1.20%	1.20%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	0.95%	1.25%	0.85%	—
Portfolio Turnover Rate	69%	94%	82%	64%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Per share data calculated using average shares outstanding method.

3Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

4Total return would have been lower had certain expenses not been waived.

Mid Cap Growth Opportunities Fund

	Six months ended March 31, 2004 (unaudited)[1,2]	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[2,3]
		2003[2]	2002

Per Share Data
Net Asset Value, Beginning of Period	$33.66	$26.43	$28.29	$35.75

Investment Operations:
Net Investment Income (Loss)	(0.15)	(0.17)	(0.07)	(0.06)
Realized and Unrealized Gains (Losses) on Investments	6.43	7.40	(1.79)	(7.40)

Total From Investment Operations	6.28	7.23	(1.86)	(7.46)

Less Distributions:
Distributions (from net realized gains)	(1.07)	—	—	—

Total Distributions	(1.07)	—	—	—

Net Asset Value, End of Period	$38.87	$33.66	$26.43	$28.29

Total Return[4]	19.03%	27.36%	(6.58)%	(20.87)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,418	$10,284	$5,869	$1,484
Ratio of Expenses to Average Net Assets	1.20%	1.20%	1.20%	1.19%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.82)%	(0.56)%	(0.33)%	(0.24)%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.24%	1.25%	1.26%	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	(0.86)%	(0.61)%	(0.39)%	(0.28)%
Portfolio Turnover Rate	68%	145%	162%	204%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Per share data calculated using average shares outstanding method.

3Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

4Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

Financial Highlights continued

Mid Cap Value Fund

	Six months ended March 31, 2004 (unaudited)[1,2]	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[2,3]
		2003[2]	2002[2]

Per Share Data
Net Asset Value, Beginning of Period	$16.31	$13.29	$13.74	$13.31

Investment Operations:
Net Investment Income (Loss)	0.05	0.16	0.13	0.01
Realized and Unrealized Gains (Losses) on Investments	3.21	2.99	(0.44)	0.42

Total From Investment Operations	3.26	3.15	(0.31)	0.43

Less Distributions:
Dividends (from net investment income)	(0.03)	(0.12)	(0.10)	—
Distributions (from return of capital)	—	(0.01)	(0.04)	—

Total Distributions	(0.03)	(0.13)	(0.14)	—

Net Asset Value, End of Period	$19.54	$16.31	$13.29	$13.74

Total Return[4]	20.02%	23.80%	(2.40)%	3.23%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$892	$966	$158	$44
Ratio of Expenses to Average Net Assets	1.20%	1.20%	1.20%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42%	1.07%	0.87%	5.19%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.24%	1.25%	1.26%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	0.38%	1.02%	0.81%	5.19%
Portfolio Turnover Rate	45%	102%	90%	104%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Per share data calculated using average shares outstanding method.

3Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

4Total return would have been lower had certain expenses not been waived.

Small Cap Growth Opportunities Fund

	Six months ended March 31, 2004 (unaudited)[1,2]	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[2,3]
		2003[2]	2002

Per Share Data
Net Asset Value, Beginning of Period	$21.95	$13.86	$16.89	$20.01

Investment Operations:
Net Investment Income (Loss)	(0.21)	(0.28)	(0.26)	(0.19)
Realized and Unrealized Gains (Losses) on Investments	4.49	8.37	(2.74)	(2.93)

Total From Investment Operations	4.28	8.09	(3.00)	(3.12)

Less Distributions:
Distributions (from net realized gains)	(0.13)	—	—	—
Distributions (from return of capital)	—	—	(0.03)	—

Total Distributions	(0.13)	—	(0.03)	—

Net Asset Value, End of Period	$26.10	$21.95	$13.86	$16.89

Total Return[4]	19.58%	58.37%	(17.84)%	(15.59)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$551	$3,694	$2,027	$2,014
Ratio of Expenses to Average Net Assets	1.93%	1.93%	1.93%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.67)%	(1.62)%	(1.53)%	(1.06)%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.94%	1.97%	1.97%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	(1.68)%	(1.66)%	(1.57)%	(1.12)%
Portfolio Turnover Rate	66%	137%	123%	125%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Per share data calculated using average shares outstanding method.

3Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

4Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

Financial Highlights continued

Small Cap Select Fund

	Six months ended March 31, 2004 (unaudited)[1,2]	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[2,3]	Fiscal period ended October 31, 2000[2,4]	Fiscal year ended November 30,
		2003[2]	2002[2]			1999[2]	1998

Per Share Data
Net Asset Value, Beginning of Period	$14.49	$10.66	$11.94	$17.55	$13.80	$11.82	$14.98

Investment Operations:
Net Investment Income (Loss)	(0.07)	(0.09)	(0.10)	(0.01)	(0.01)	(0.07)	(0.07)
Realized and Unrealized Gains (Losses) on Investments	3.13	3.92	(0.29)	(1.89)	4.03	2.10	(1.87)

Total From Investment Operations	3.06	3.83	(0.39)	(1.90)	4.02	2.03	(1.94)

Less Distributions:
Dividends (from net investment income)	—	—	—	—	(0.01)	—	—
Distributions (from net realized gains)	(1.05)	—	(0.89)	(3.71)	(0.26)	(0.05)	(1.22)

Total Distributions	(1.05)	—	(0.89)	(3.71)	(0.27)	(0.05)	(1.22)

Net Asset Value, End of Period	$16.50	$14.49	$10.66	$11.94	$17.55	$13.80	$11.82

Total Return[5]	21.96%	35.93%	(4.48)%	(12.52)%	29.67%	17.27%	(14.17)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$8,524	$11,627	$7,640	$3,721	$4,442	$2,448	$25,037
Ratio of Expenses to Average Net Assets	1.21%	1.21%	1.21%	1.07%	1.28%	1.26%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.83)%	(0.75)%	(0.80)%	(0.05)%	(0.01)%	(0.59)%	(0.45)%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.24%	1.25%	1.25%	1.14%	1.39%	1.36%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	(0.86)%	(0.79)%	(0.84)%	(0.12)%	(0.12)%	(0.69)%	(0.55)%
Portfolio Turnover Rate	72%	145%	171%	204%	91%	72%	70%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Per share data calculated using average shares outstanding method.

3For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund’s fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

4For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund’s fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

5Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

Financial Highlights continued

Small Cap Value Fund

	Six months ended March 31, 2004 (unaudited)[1,2]	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[2,3]
		2003[2]	2002[2]

Per Share Data
Net Asset Value, Beginning of Period	$14.27	$11.26	$13.40	$12.84

Investment Operations:
Net Investment Income (Loss)	0.02	0.01	(0.01)	—
Realized and Unrealized Gains (Losses) on Investments	2.97	3.01	(0.14)	0.56

Total From Investment Operations	2.99	3.02	(0.15)	0.56

Less Distributions:
Dividends (from net investment income)	(0.03)	(0.01)	—	—
Distributions (from net realized gains)	(0.56)	—	(1.99)	—

Total Distributions	(0.59)	(0.01)	(1.99)	—

Net Asset Value, End of Period	$16.67	$14.27	$11.26	$13.40

Total Return[4]	21.49%	26.79%	(2.19)%	4.36%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,139	$1,351	$424	$—
Ratio of Expenses to Average Net Assets	1.23%	1.23%	1.24%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	0.29%	0.04%	(0.11)%	—
Ratio of Expenses to Average Net Assets (excluding waivers)	1.24%	1.25%	1.27%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	0.28%	0.02%	(0.14)%	—
Portfolio Turnover Rate	18%	49%	37%	53%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Per share data calculated using average shares outstanding method.

3Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

4Total return would have been lower had certain expenses not been waived.

Real Estate Securities Fund

	Six months ended March 31, 2004 (unaudited)[1,2]	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[2,3]
		2003[2]	2002[2]
Per Share Data
Net Asset Value, Beginning of Period	$16.00	$13.69	$13.12	$12.52

Investment Operations:
Net Investment Income (Loss)	0.33	0.69	0.70	0.11
Realized and Unrealized Gains (Losses) on Investments	3.34	2.64	0.62	0.49

Total From Investment Operations	3.67	3.33	1.32	0.60

Less Distributions:
Dividends (from net investment income)	(0.32)	(0.69)	(0.68)	—
Distributions (from net realized gains)	(0.60)	(0.33)	—	—
Distributions (from return of capital)	—	—	(0.07)	—

Total Distributions	(0.92)	(1.02)	(0.75)	—

Net Asset Value, End of Period	$18.75	$16.00	$13.69	$13.12

Total Return[4]	23.77%	25.80%	10.13%	4.87%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,025	$2,524	$1,224	$320
Ratio of Expenses to Average Net Assets	1.23%	1.23%	1.23%	0.56%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.80%	4.87%	5.00%	43.93%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.24%	1.28%	1.32%	1.01%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	3.79%	4.82%	4.91%	43.48%
Portfolio Turnover Rate	90%	69%	99%	85%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Per share data calculated using average shares outstanding method.

3Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

4Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Stock Funds Class R Shares

Additional Information

Financial Highlights continued

International Fund

	Six months ended March 31, 2004 (unaudited)[1,2]	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[2,3]	Fiscal period ended October 31, 2000[2,4]	Fiscal year ended November 30,
		2003[2]	2002[2]			1999	1998

Per Share Data
Net Asset Value, Beginning of Period	$8.98	$7.31	$8.96	$13.97	$15.95	$12.43	$11.23

Investment Operations:
Net Investment Income (Loss)	(0.02)	0.04	0.01	(0.04)	(0.03)	(0.01)	—
Realized and Unrealized Gains (Losses) on Investments	1.72	1.63	(1.66)	(3.50)	(0.42)	4.27	1.67

Total From Investment Operations	1.70	1.67	(1.65)	(3.54)	(0.45)	4.26	1.67

Less Distributions:
Dividends (from net investment income)	(0.05)	—	—	(0.10)	(0.10)	(0.04)	(0.07)
Distributions (from net realized gains)	—	—	—	(1.37)	(1.43)	(0.70)	(0.40)

Total Distributions	(0.05)	—	—	(1.47)	(1.53)	(0.74)	(0.47)

Net Asset Value, End of Period	$10.63	$8.98	$7.31	$8.96	$13.97	$15.95	$12.43

Total Return[5]	18.98%	22.85%[6]	(18.42)%	(28.03)%	(3.59)%	36.61%	15.37%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,606	$8,533	$10,817	$9,461	$16,373	$11,307	$8,058
Ratio of Expenses to Average Net Assets	1.60%	1.60%	1.60%	1.46%	1.58%	1.56%	1.58%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.48)%	0.57%	0.16%	(0.33)%	(0.26)%	—	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.64%	1.65%	1.66%	1.61%	1.76%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	(0.52)%	0.52%	0.10%	(0.48)%	(0.44)%	(0.19)%	(0.16)%
Portfolio Turnover Rate	37%	82%	72%	72%	90%	94%	89%

1All ratios for the period have been annualized, except total return and portfolio turnover.

2Per share data calculated using average shares outstanding method.

3For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund’s fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

4For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund’s fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

5Total return would have been lower had certain expenses not been waived.

6In 2003, 0.14% of the share class’ total return was a result of a reimbursement by the advisor related to foreign currency principal trades between the International Fund and U.S. Bank from April 1994 to September 2001, which were in violation of the Investment Company Act of 1940. Excluding the reimbursement, total return would have been 22.71%.

Prospectus –	First American Stock Funds Class R Shares

For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROSTOCKRSH6/04

SEC file number:

811-05309

   First American Funds™